CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended
	May 31, 2023	Feb. 28, 2023	Feb. 24, 2021
CAPITAL STOCK
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	6,570,000	6,570,000
Total proceeds from common stock	$ 36,400
Common stock, shares outstanding	6,570,000	6,570,000